Series A Notes, Net Of Current Maturities (Schedule Of Future Principal Payments For The Series A Notes) (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Debt Instrument [Line Items]
2017 - current maturities	$ 59
2018	118,641
2019	146
2020	727
Series A
Debt Instrument [Line Items]
2017 - current maturities	55,533
2018	55,533
2019	$ 55,533